CONSOLIDATED STATEMENTS OF STOCKHOLDERS? EQUITY (DEFICIT) - USD ($)		Total		Common Stock		Treasury Stock		Additional Paid-in Capital		Accumulated Deficit	Conversion from Class B common stock	Conversion from Class B common stock Common Stock	Conversion from Class B common stock Additional Paid-in Capital	[1]	Private Placement	Private Placement Common Stock		Private Placement Additional Paid-in Capital	[1]	Sprott Credit Agreement	Sprott Credit Agreement Common Stock	Sprott Credit Agreement Additional Paid-in Capital	[1]	Public Offering Warrants	Public Offering Warrants Common Stock		Public Offering Warrants Additional Paid-in Capital	[1]	2.0 Lien Notes to common stock	[2]	2.0 Lien Notes to common stock Common Stock	[2]	2.0 Lien Notes to common stock Treasury Stock	[2]	2.0 Lien Notes to common stock Additional Paid-in Capital	[1],[2]	2.0 Lien Notes to common stock Accumulated Deficit	[2]	1.5 Lien Notes into common stock	1.5 Lien Notes into common stock Common Stock		1.5 Lien Notes into common stock Additional Paid-in Capital	[1]	1.5 Lien Notes into common stock Accumulated Deficit	1.25 Lien Notes into common stock	1.25 Lien Notes into common stock Common Stock	1.25 Lien Notes into common stock Additional Paid-in Capital	[1]
Beginning Balance at Dec. 31, 2017		$ 22,216						$ 24,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income		1,679,963						0
Ending Balance (in shares) at Dec. 31, 2018	[1]			307,831		17,927
Ending Balance at Dec. 31, 2018		5,000,008		$ 0	[1]	$ 0	[1]	3,322,214		$ (345,543,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income		743,340						0
Ending Balance at Mar. 31, 2019		5,000,009						2,578,882
Beginning Balance (in shares) at Dec. 31, 2018	[1]			307,831		17,927
Beginning Balance at Dec. 31, 2018		5,000,008		$ 0	[1]	$ 0	[1]	3,322,214		(345,543,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	[1]			37,600
Equity issuance costs		(11,974,088)
Share repurchased (in shares)	[1]					4,176
Net (loss) income		2,610,824						0		(98,895,000)
Ending Balance (in shares) at Dec. 31, 2019	[1]			345,431		22,103
Ending Balance at Dec. 31, 2019		5,000,001		$ 0	[1]	$ 0	[1]	711,409		(444,438,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity issuance costs		(11,974,088)
Net (loss) income		(2,590,879)						0
Ending Balance at Mar. 31, 2020		5,000,004						3,302,226
Beginning Balance (in shares) at Dec. 31, 2019	[1]			345,431		22,103
Beginning Balance at Dec. 31, 2019		5,000,001		$ 0	[1]	$ 0	[1]	711,409		(444,438,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon conversion (in shares)	[1]											4,813,180																			14,795,153		(22,103)							16,025,316						4,845,920
Shares issued upon conversion											$ 25,000,000		$ 25,000,000																$ 220,859,000		$ 2,000	[1]			$ 146,217,000		$ 74,640,000		$ 145,685,000	$ 2,000	[1]	$ 160,252,000		$ (14,569,000)	$ 48,459,000		$ 48,459,000
Shares issued (in shares)	[1]			101												7,596,309					496,634				9,583,334
Shares issued		1,000						1,000	[1]						$ 75,963,000	$ 1,000	[1]	$ 75,962,000		$ 6,282,000		$ 6,282,000		$ 83,514,000	$ 1,000	[1]	$ 83,513,000
Unredeemed SPAC shares of MUDS public stockholders (in shares)	[1]			1,197,704
Unredeemed SPAC shares of MUDS public stockholders		3,723,000						3,723,000	[1]
Common shares issued to underwriter (in shares)	[1]			44,395
Common shares issued to underwriter		444,000						444,000	[1]
Vesting of restricted stock	[3]	1,802,000						1,802,000	[1]
Equity issuance costs		(8,255,000)						(8,255,000)	[1]
Stock-based compensation costs		388,000						388,000	[1]
Shares issued under stock-based compensation program (in shares)	[1]			157,829
Net (loss) income		(132,670,000)								(132,670,000)
Ending Balance (in shares) at Dec. 31, 2020	[1]			59,901,306		0
Ending Balance at Dec. 31, 2020		$ 31,944,000	[4]	$ 6,000	[1]	$ 0	[1]	$ 548,975,000	[1]	$ (517,037,000)

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.
[2]	Includes 3,511,820 shares of HYMC common stock received by Seller that were surrendered by the Company.
[3]	As of December 31, 2020 there were 21,256 unissued shares underlying restricted stock units that had vested.
[4]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.